Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2021	Feb. 28, 2022	Jun. 30, 2021
Cover [Abstract]
Document Type	10-K
Amendment Flag	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Document Transition Report	false
Entity File Number	00-20914
Entity Registrant Name	OHIO VALLEY BANC CORP
Entity Central Index Key	0000894671
Entity Incorporation, State or Country Code	OH
Entity Tax Identification Number	31-1359191
Entity Address, Address Line One	420 Third Avenue
Entity Address, City or Town	Gallipolis
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45631
City Area Code	740
Local Phone Number	446-2631
Title of 12(b) Security	Common shares, without par value
Trading Symbol	OVBC
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Entity Shell Company	false
Entity Public Float			$ 101,766,157
Entity Common Stock, Shares Outstanding		4,771,774
Auditor Name	Crowe LLP
Auditor Location	Cleveland, Ohio
Auditor Firm ID	173